Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2021
Disclosure of detailed information about business combination [line items]
Goodwill	$ 321.8	$ 324.2
PCI
Disclosure of detailed information about business combination [line items]
Accounts receivable and other current assets			$ 68.9
Inventories			83.6
PP&E			22.8
Customer intangible assets			176.1
Other non-current assets			6.9
Goodwill			123.8
Accounts payable and accrued liabilities			(121.3)
Other current liabilities			(8.1)
Deferred income taxes and other long-term liabilities			(38.0)
Identifiable net assets acquired			$ 314.7